Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) pension_plan landfill Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 01, 2015
Concentration Risk [Line Items]
Debt Instrument, Increase (Decrease), Net	$ (41,300,000)	$ (41,600,000)
Cash and Cash Equivalents
Net book credit balances in our primary disbursement accounts	84,400,000	36,400,000
Restricted Cash and Marketable Securities
Restricted cash and restricted marketable securities	100,300,000
Capitalized Interest
Capitalized interest	$ 6,800,000	$ 6,400,000	$ 7,300,000
Landfill and Environmental Costs
Post-closure period	30 years
Number of closed landfills | landfill	126
Asset retirement obligation, costs to discharge, inflation rate	2.00%
Years of historical moving average increase of the U.S. Consumer Price Index used as our basis for inflation rate	10 years
Risk-free rate used for liability recognition	4.75%	4.50%
Debt instrument, term	30 years
Discount rate for acquisition	9.75%
Goodwill and Other Intangible Assets
Future estimates of revenue and expense growth rate, minimum range	3.00%
Future estimates of revenue and expense growth rate, maximum range	5.00%
Future estimated effective tax rates	40.00%
Estimated discount rates, minimum range	6.00%
Estimated discount rates, maximum range	8.00%
Fair value of our reporting units exceeded the carrying value of our reporting units, maximum range				50.00%
Number of reportable segments | Segment	2
Defined Benefit Pension Plan
Number of qualified defined pension plans | pension_plan	1
Percentage of current plan participants benefits frozen upon Allied's acquisition of BFI	97.00%
Minimum [Member]
Capitalized Interest
Interest capitalization, construction costs threshold	$ 50,000
Interest capitalization, construction phase period	1 month
Interest capitalization, useful life of assets under construction	1 year
Goodwill and Other Intangible Assets
Amortization period for other intangible assets	1 year
Maximum [Member]
Goodwill and Other Intangible Assets
Amortization period for other intangible assets	20 years